UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6310

GREENWICH STREET SERIES FUND
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2004

ITEM 1. REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

[INSERT SHAREHOLDER REPORT]

       Greenwich Street Series Fund Semi-Annual Report

                                                 Appreciation Portfolio

                                            Fundamental Value Portfolio

                                      Intermediate High Grade Portfolio

                                                          June 30, 2004

SEMI-ANNUAL REPORT FOR GREENWICH STREET SERIES FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  WHAT'S INSIDE

LETTER FROM THE CHAIRMAN....................................    1
SCHEDULES OF INVESTMENTS:
     INTERMEDIATE HIGH GRADE PORTFOLIO......................    4
     APPRECIATION PORTFOLIO.................................    6
     FUNDAMENTAL VALUE PORTFOLIO............................   11
STATEMENTS OF ASSETS AND LIABILITIES........................   18
STATEMENTS OF OPERATIONS....................................   19
STATEMENTS OF CHANGES IN NET ASSETS.........................   20
NOTES TO FINANCIAL STATEMENTS...............................   23
FINANCIAL HIGHLIGHTS........................................   28

--------------------------------------------------------------------------------
                            LETTER FROM THE CHAIRMAN

                                                           [PHOTO R. JAY GERKEN]
                                                        R. JAY GERKEN, CFA
                                                        Chairman, President and
                                                        Chief Executive Officer
DEAR SHAREHOLDER,

Both the stock and bond markets changed gears during the first half of this year, due largely to shifting tides of investor sentiment.

After a torrid second half of 2003, the equity markets took a breather this year. Markets typically abhor uncertainty, so as the year progressed, investors grew increasingly lethargic amid questions over Iraq, global terrorism, a rise in oil prices, interest rates and inflation, and the presidential election. The good news -- solid corporate earnings, the improving economy and renewed job growth, and the still low level of interest rates -- was largely ignored. As a result, stock market returns for the first six months of 2004 were generally modest, as opposed to the strong, double-digit gains late last year.

As was the case in 2003, small- and mid-capitalization stocks generally outperformed their larger brethren in the first half of this year. While value- and growth-oriented stocks frequently traded short-term performance leadership during the past six months, value stocks slightly outperformed growth stocks over the full six-month period. The performance of foreign stock markets in the first half was largely in line with that of the broad U.S. market.

Although the bond market got off to a formidable start, its performance was also hampered by heightened worries about resurgent inflation and anticipation that the Federal Reserve would begin to raise key short-term rates after a long accommodative stance on monetary policy. Higher interest rates can act as a brake on robust economic growth, helping maintain a balance between steady growth and the inflation that generally accompanies that growth. Given that the economy appeared to be humming along at a healthy pace, as was widely expected the central bank edged up its federal funds rate(i) target from a four-decade low to 1.25% at the end of June.

Over the six-month period, following a significant pullback this past spring, bond prices finished relatively unchanged. However, municipal bonds, mortgage-backed securities, U.S. Agencies and corporate issues in general held up better than those of U.S. Treasury bonds on a total return basis.

Although investor sentiment was shaky this past spring, by the end of the period the U.S. Consumer Confidence Index(ii) rose to levels not seen since June of 2002. The domestic unemployment rate held steady, job growth slowed following a strong increase in March through the early spring, and inflation picked up during the period.

Within this environment, the portfolios performed as follows:(1)

APPRECIATION PORTFOLIO

During the six months ended June 30, 2004, the Portfolio returned 3.31%. The Portfolio performed essentially in line with its benchmark, the unmanaged S&P 500 Index(iii), which returned 3.44% for the same period. The Portfolio outperformed its Lipper large-cap core variable funds category average, which returned 2.37%.(2)

(1) The fund is an underlying investment option of various variable annuity products. A variable annuity product is a contract issued by an insurance company where the annuity premium (a set amount of dollars) is immediately turned into units of a portfolio of securities. Upon retirement, the policyholder is paid according to accumulated units whose dollar value varies according to the performance of the securities within the sub accounts. Its objective is to preserve, through investment, the purchasing value of the annuity, which otherwise is subject to erosion through inflation. The fund's performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the fund. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

(2) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 215 funds in the large-cap core variable funds category including the reinvestment of dividends and capital gains, if any.

FUNDAMENTAL VALUE PORTFOLIO

During the six months ended June 30, 2004, the Portfolio returned 4.77%. The Portfolio outperformed its benchmark, the unmanaged S&P 500 Index(iii), which returned 3.44% for the same period. The Portfolio also outperformed its Lipper multi-cap value variable funds category average, which returned 4.49%.(3)

INTERMEDIATE HIGH GRADE PORTFOLIO

During the six months ended June 30, 2004, the Portfolio returned -0.89%. The Portfolio underperformed its benchmark, the unmanaged Lehman Brothers Government/Credit Bond Index(iv), which returned -0.19% for the same period. The Portfolio also underperformed its Lipper corporate debt funds A-rated variable funds category average, which returned -0.11%.(4)

                         PERFORMANCE OF THE PORTFOLIOS
                              AS OF JUNE 30, 2004

                                                              6 MONTHS
  Appreciation Portfolio                                         3.31%

  S&P 500 Index                                                  3.44%

  Lipper Large-Cap Core Funds Category Average                   2.37%

  Fundamental Value Portfolio                                    4.77%

  S&P 500 Index                                                  3.44%

  Lipper Multi-Cap Value Variable Funds Category Average         4.49%

  Intermediate High Grade Portfolio                             -0.89%

  Lehman Brothers Government/Credit Bond Index                  -0.19%

  Lipper Corporate Debt Funds A-Rated Variable Funds
    Category Average                                            -0.11%

     THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE AND INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

     The performance returns set forth above do not reflect the reduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the funds.

INFORMATION ABOUT YOUR FUND

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

(3) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended June 30, 2004, calculated among the 99 funds in the multi-cap value variable funds category including the reinvestment of dividends and capital gains, if any.

(4) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended June 30, 2004, calculated among the 38 funds in the corporate debt funds A-rated variable funds category including the reinvestment of dividends and capital gains, if any.
 2

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission ("SEC") and the U.S. Attorney relating to Citigroup Asset Management's entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 20, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index

RISKS:

APPRECIATION PORTFOLIO: The portfolio may invest in mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. Foreign stocks are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. The portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on portfolio performance.

FUNDAMENTAL VALUE PORTFOLIO: The portfolio may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on portfolio performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations.

INTERMEDIATE HIGH GRADE PORTFOLIO: Foreign stocks are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. The portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on portfolio performance.

(i) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

(ii)  Source: June 2004 Consumer Confidence Index, The Conference Board.

(iii) The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.

(iv) The Lehman Government/Credit Bond Index is a broad-based bond index composed of government and corporate debt issues that are investment-grade (rated Baa/BBB or higher).

 SCHEDULES OF INVESTMENTS (UNAUDITED)                              JUNE 30, 2004

                       INTERMEDIATE HIGH GRADE PORTFOLIO

        FACE
       AMOUNT                                                 SECURITY                              VALUE
------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 54.7%
                                    U.S. Treasury Notes:
     $        225,000                 2.125% due 8/31/04........................................  $  225,396
              100,000                 7.875% due 11/15/04.......................................     102,352
              200,000                 6.750% due 5/15/05........................................     208,164
              150,000                 6.500% due 10/15/06.......................................     161,971
              150,000                 6.125% due 8/15/07........................................     162,779
              200,000               Federal Home Loan Bank, 5.125% due 3/6/06...................     207,687
              450,000               Federal Home Loan Mortgage Corp., Notes, 6.875% due
                                    9/15/10.....................................................     505,386
------------------------------------------------------------------------------------------------------------
                                    TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                    (Cost -- $1,490,215)........................................   1,573,735
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
        FACE
       AMOUNT           RATING(a)                             SECURITY                              VALUE
------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES -- 33.0%
BANKS/SAVINGS & LOANS -- 7.6%
              100,000   Aa3*        Bank of America Corp., Notes, 7.800% due 2/15/10............     115,050
              100,000   Aa1*        Wells Fargo & Co., Notes, 5.125% due 2/15/07................     104,275
------------------------------------------------------------------------------------------------------------
                                                                                                     219,325
------------------------------------------------------------------------------------------------------------
COMPUTERS -- 3.6%
              100,000   A+          IBM Corp., Notes, 5.400% due 10/1/08........................     104,733
------------------------------------------------------------------------------------------------------------
COSMETICS & TOILETRIES -- 3.9%
              100,000   AA-         The Procter & Gamble Co., 6.875% due 9/15/09................     111,981
------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 14.2%
              100,000   A3*         Ford Motor Credit Co., Notes, 7.600% due 8/1/05.............     104,713
              100,000   AAA         General Electric Capital Corp., Notes, 5.450% due 1/15/13...     101,562
              100,000   Aa3*        Merrill Lynch & Co., Inc., Notes, 3.125% due 7/15/08........      96,091
              100,000   Aa3*        Morgan Stanley, Notes, 6.100% due 4/15/06...................     105,253
------------------------------------------------------------------------------------------------------------
                                                                                                     407,619
------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGE -- 3.7%
              100,000   Aa3*        PepsiCo, Inc., Notes, 5.700% due 11/1/08....................     106,779
------------------------------------------------------------------------------------------------------------
                                    TOTAL CORPORATE BONDS & NOTES (Cost -- $914,493)............     950,437
------------------------------------------------------------------------------------------------------------
INTERNATIONAL NOTES -- 3.6%
CANADA -- 3.6%
              100,000   AAA         Quebec Province, Notes, 8.625% due 1/19/05
                                    (Cost -- $110,968)..........................................     103,709
------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                       INTERMEDIATE HIGH GRADE PORTFOLIO

        FACE
       AMOUNT                                                 SECURITY                              VALUE
------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 8.7%
                                    Federal National Mortgage Association (FNMA):
     $         73,568                 7.000% due 1/1/13.........................................  $   78,181
              163,317                 6.000% due 6/1/13.........................................     170,733
------------------------------------------------------------------------------------------------------------
                                    TOTAL MORTGAGE-BACKED SECURITIES (Cost -- $236,904).........     248,914
------------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS -- 100.0% (Cost -- $2,752,580**)..........  $2,876,795
------------------------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except for those that are identified by an asterisk (*) which are rated by Moody's Investors Service.
** Aggregate cost for Federal income tax purposes is substantially the same. See page 17 for definition of ratings.

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             APPRECIATION PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
COMMON STOCK -- 91.7%
COMMINGLED FUND -- 1.1%
    840,000  iShares MSCI Japan Index Fund...............................  $  8,920,800
---------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 12.0%
HOTELS, RESTAURANTS & LEISURE -- 0.5%
    163,675  Fairmont Hotels & Resorts Inc. .............................     4,411,041
---------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.4%
     42,000  Whirlpool Corp. ............................................     2,881,200
---------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 0.6%
    157,500  IAC/InterActiveCorp+........................................     4,747,050
---------------------------------------------------------------------------------------
MEDIA -- 8.6%
    266,900  Comcast Corp., Class A Shares+..............................     7,369,109
    111,700  Gannett Co., Inc. ..........................................     9,477,745
    413,000  Liberty Media Corp., Class A Shares+........................     3,712,870
     20,650  Liberty Media International, Inc., Class A Shares+..........       766,115
    112,300  Meredith Corp. .............................................     6,172,008
    173,400  SBS Broadcasting S.A.+......................................     5,325,114
    164,500  Shaw Communications Inc., Class B Shares....................     2,765,245
    698,825  Time Warner Inc.+...........................................    12,285,344
     96,000  Tribune Co. ................................................     4,371,840
    139,157  Viacom Inc., Class B Shares.................................     4,970,688
    417,100  The Walt Disney Co. ........................................    10,631,879
---------------------------------------------------------------------------------------
                                                                             67,847,957
---------------------------------------------------------------------------------------
MULTI-LINE RETAIL -- 1.7%
    141,000  Costco Wholesale Corp.+.....................................     5,790,870
    139,248  Wal-Mart Stores, Inc. ......................................     7,346,724
---------------------------------------------------------------------------------------
                                                                             13,137,594
---------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.2%
     56,000  The Home Depot, Inc. .......................................     1,971,200
---------------------------------------------------------------------------------------
             TOTAL CONSUMER DISCRETIONARY................................    94,996,042
---------------------------------------------------------------------------------------
CONSUMER STAPLES -- 9.0%
BEVERAGES -- 1.9%
     82,000  The Coca-Cola Co. ..........................................     4,139,360
    211,380  PepsiCo, Inc. ..............................................    11,389,154
---------------------------------------------------------------------------------------
                                                                             15,528,514
---------------------------------------------------------------------------------------
FOOD & DRUG RETAILING -- 0.8%
    168,400  Walgreen Co.................................................     6,097,764
---------------------------------------------------------------------------------------
FOOD PRODUCTS -- 3.1%
    210,000  Archer-Daniels-Midland Co. .................................     3,523,800
     98,000  General Mills, Inc. ........................................     4,657,940
    112,000  H.J. Heinz Co. .............................................     4,390,400
     99,100  Hershey Foods Corp. ........................................     4,585,357
    111,700  Wm. Wrigley Jr. Co. ........................................     7,042,685
---------------------------------------------------------------------------------------
                                                                             24,200,182
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             APPRECIATION PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 2.1%
    110,900  Kimberly-Clark Corp. .......................................  $  7,306,092
    168,000  The Procter & Gamble Co. ...................................     9,145,920
---------------------------------------------------------------------------------------
                                                                             16,452,012
---------------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 1.1%
    209,980  The Gillette Co. ...........................................     8,903,152
---------------------------------------------------------------------------------------
             TOTAL CONSUMER STAPLES......................................    71,181,624
---------------------------------------------------------------------------------------
ENERGY -- 8.5%
ENERGY EQUIPMENT & SERVICES -- 2.0%
    174,500  ENSCO International Inc. ...................................     5,077,950
     96,000  GlobalSantaFe Corp. ........................................     2,544,000
    125,400  Schlumberger Ltd. ..........................................     7,964,154
---------------------------------------------------------------------------------------
                                                                             15,586,104
---------------------------------------------------------------------------------------
OIL & GAS -- 6.5%
    209,100  BP PLC, Sponsored ADR.......................................    11,201,487
    113,000  Canadian Natural Resources Ltd. ............................     3,378,700
    418,582  EnCana Corp. ...............................................    18,065,999
    348,718  Exxon Mobil Corp. ..........................................    15,486,566
    111,500  Suncor Energy, Inc. ........................................     2,855,515
---------------------------------------------------------------------------------------
                                                                             50,988,267
---------------------------------------------------------------------------------------
             TOTAL ENERGY................................................    66,574,371
---------------------------------------------------------------------------------------
FINANCIALS -- 19.1%
BANKS -- 5.1%
     97,000  Bank One Corp. .............................................     4,947,000
     56,000  Brookline Bancorp, Inc. ....................................       821,520
     69,500  Comerica Inc. ..............................................     3,814,160
     96,000  Fifth Third Bancorp.........................................     5,162,880
     35,000  M&T Bank Corp. .............................................     3,055,500
    138,000  U.S. Bancorp................................................     3,803,280
     56,500  Washington Mutual, Inc. ....................................     2,183,160
    279,700  Wells Fargo & Co. ..........................................    16,007,231
---------------------------------------------------------------------------------------
                                                                             39,794,731
---------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 1.3%
     28,000  The Goldman Sachs Group, Inc. ..............................     2,636,480
    138,900  Merrill Lynch & Co., Inc. ..................................     7,497,822
---------------------------------------------------------------------------------------
                                                                             10,134,302
---------------------------------------------------------------------------------------
INSURANCE -- 10.7%
    140,395  American International Group, Inc. .........................    10,007,356
        573  Berkshire Hathaway Inc., Class A Shares+....................    50,968,350
     28,100  The Chubb Corp. ............................................     1,915,858
     28,000  Lincoln National Corp. .....................................     1,323,000
    139,750  Old Republic International Corp. ...........................     3,314,870
    417,500  The St. Paul Travelers Cos., Inc. ..........................    16,925,450
---------------------------------------------------------------------------------------
                                                                             84,454,884
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             APPRECIATION PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
REAL ESTATE -- 2.0%
    167,550  Forest City Enterprises, Inc., Class A Shares...............  $  8,880,150
    139,400  The St. Joe Co. ............................................     5,534,180
     27,100  Tejon Ranch Co.+............................................       943,080
---------------------------------------------------------------------------------------
                                                                             15,357,410
---------------------------------------------------------------------------------------
             TOTAL FINANCIALS............................................   149,741,327
---------------------------------------------------------------------------------------
HEALTHCARE -- 8.4%
BIOTECHNOLOGY -- 2.1%
    154,650  Amgen, Inc.+................................................     8,439,251
    101,050  Biogen Idec Inc.+...........................................     6,391,413
     28,000  Encysive Pharmaceuticals Inc.+..............................       238,000
     28,000  Genentech, Inc.+............................................     1,573,600
     25,345  Vicuron Pharmaceuticals, Inc.+..............................       318,333
---------------------------------------------------------------------------------------
                                                                             16,960,597
---------------------------------------------------------------------------------------
HEALTHCARE PROVIDERS & SERVICES -- 0.4%
     56,000  C.R. Bard, Inc. ............................................     3,172,400
---------------------------------------------------------------------------------------
PHARMACEUTICALS -- 5.9%
     56,377  Eli Lilly & Co. ............................................     3,941,316
    237,308  Johnson & Johnson...........................................    13,218,056
    139,660  Merck & Co., Inc. ..........................................     6,633,850
    661,636  Pfizer Inc. ................................................    22,680,882
---------------------------------------------------------------------------------------
                                                                             46,474,104
---------------------------------------------------------------------------------------
             TOTAL HEALTHCARE............................................    66,607,101
---------------------------------------------------------------------------------------
INDUSTRIALS -- 15.0%
AEROSPACE & DEFENSE -- 2.3%
     83,500  Lockheed Martin Corp. ......................................     4,348,680
    167,000  Raytheon Co. ...............................................     5,973,590
     84,000  United Technologies Corp. ..................................     7,684,320
---------------------------------------------------------------------------------------
                                                                             18,006,590
---------------------------------------------------------------------------------------
BUILDING PRODUCTS -- 1.0%
     31,800  American Standard Cos. Inc.+................................     1,281,858
    210,000  Masco Corp. ................................................     6,547,800
---------------------------------------------------------------------------------------
                                                                              7,829,658
---------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.7%
     82,000  Automatic Data Processing Inc. .............................     3,434,160
     41,000  Hudson Highland Group, Inc.+................................     1,257,060
    281,400  Waste Management, Inc. .....................................     8,624,910
---------------------------------------------------------------------------------------
                                                                             13,316,130
---------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.7%
    210,000  American Power Conversion Corp.+ ...........................     4,126,500
     56,000  Molex Inc., Class A Shares .................................     1,527,680
---------------------------------------------------------------------------------------
                                                                              5,654,180
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             APPRECIATION PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 7.1%
     62,000  Avery Dennison Corp. .......................................  $  3,968,620
    218,200  3M Co. .....................................................    19,640,182
    703,719  General Electric Co. .......................................    22,800,496
    125,000  Honeywell International Inc. ...............................     4,578,750
    151,000  Tyco International Ltd. ....................................     5,004,140
---------------------------------------------------------------------------------------
                                                                             55,992,188
---------------------------------------------------------------------------------------
MACHINERY -- 0.5%
     54,500  Deere & Co. ................................................     3,822,630
---------------------------------------------------------------------------------------
ROAD & RAIL -- 1.7%
    156,500  Burlington Northern Santa Fe Corp. .........................     5,488,455
     55,350  CP Railway Ltd. ............................................     1,363,271
    168,669  Florida East Coast Industries, Inc. ........................     6,519,057
---------------------------------------------------------------------------------------
                                                                             13,370,783
---------------------------------------------------------------------------------------
             TOTAL INDUSTRIALS...........................................   117,992,159
---------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 10.7%
COMMUNICATIONS EQUIPMENT -- 1.6%
    176,450  Cisco Systems, Inc.+........................................     4,181,865
    771,000  Lucent Technologies Inc.+...................................     2,914,380
    282,000  Motorola, Inc. .............................................     5,146,500
---------------------------------------------------------------------------------------
                                                                             12,242,745
---------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.5%
    238,000  EMC Corp.+..................................................     2,713,200
     97,350  International Business Machines Corp. ......................     8,581,402
     42,000  Network Appliance, Inc.+....................................       904,260
---------------------------------------------------------------------------------------
                                                                             12,198,862
---------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.7%
    167,300  Agilent Technologies, Inc.+.................................     4,898,544
     85,731  Mettler-Toledo International Inc.+..........................     4,212,821
    352,000  Solectron Corp.+............................................     2,277,440
    109,500  Vishay Intertechnology, Inc.+...............................     2,034,510
---------------------------------------------------------------------------------------
                                                                             13,423,315
---------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.9%
    825,962  Agere Systems Inc., Class A Shares+.........................     1,899,713
    206,500  Cirrus Logic, Inc.+.........................................     1,241,065
    308,029  Intel Corp..................................................     8,501,600
    156,000  LSI Logic Corp.+............................................     1,188,720
     82,600  Texas Instruments Inc.......................................     1,997,268
---------------------------------------------------------------------------------------
                                                                             14,828,366
---------------------------------------------------------------------------------------
SOFTWARE -- 4.0%
    984,736  Microsoft Corp..............................................    28,124,060
    139,000  ScanSoft, Inc.+.............................................       688,050
    164,000  Sybase, Inc.+...............................................     2,952,000
---------------------------------------------------------------------------------------
                                                                             31,764,110
---------------------------------------------------------------------------------------
             TOTAL INFORMATION TECHNOLOGY................................    84,457,398
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                             APPRECIATION PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
MATERIALS -- 6.0%
CHEMICALS -- 3.2%
    182,000  The Dow Chemical Co.........................................  $  7,407,400
    210,000  E.I. du Pont de Nemours & Co................................     9,328,200
    139,800  PPG Industries, Inc.........................................     8,736,102
---------------------------------------------------------------------------------------
                                                                             25,471,702
---------------------------------------------------------------------------------------
METALS & MINING -- 2.0%
    140,700  Alcoa Inc...................................................     4,647,321
     55,500  Freeport-McMoRan Copper & Gold, Inc., Class B Shares........     1,839,825
    140,000  Newmont Mining Corp.........................................     5,426,400
     42,000  Rio Tinto PLC, Sponsored ADR................................     4,118,100
---------------------------------------------------------------------------------------
                                                                             16,031,646
---------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.8%
     97,500  Weyerhaeuser Co.............................................     6,154,200
---------------------------------------------------------------------------------------
             TOTAL MATERIALS.............................................    47,657,548
---------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.4%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
     84,500  Verizon Communications Inc..................................     3,058,055
---------------------------------------------------------------------------------------
UTILITIES -- 1.5%
ELECTRIC UTILITIES -- 1.0%
    152,000  Cinergy Corp................................................     5,776,000
     55,000  Public Service Enterprise Group Inc.........................     2,201,650
---------------------------------------------------------------------------------------
                                                                              7,977,650
---------------------------------------------------------------------------------------
GAS UTILITIES -- 0.5%
    108,000  KeySpan Corp................................................     3,963,600
---------------------------------------------------------------------------------------
             TOTAL UTILITIES.............................................    11,941,250
---------------------------------------------------------------------------------------
             TOTAL COMMON STOCK (Cost -- $574,628,553)...................   723,127,675
---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
        FACE
       AMOUNT                                     SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 8.3%
     $     65,792,000   J.P. Morgan Chase & Co. dated 6/30/04, 1.300% due 7/1/04;
                          Proceeds at maturity -- $65,794,376; (Fully collateralized by various U.S. Government Agency obligations, 1.140% to
                          4.000% due 2/17/06 to 7/30/09; Market
                          value -- $67,109,363)
                          (Cost -- $65,792,000).....................................    65,792,000
--------------------------------------------------------------------------------------------------
                        TOTAL INVESTMENTS -- 100.0% (Cost -- $640,420,553**)........  $788,919,675
--------------------------------------------------------------------------------------------------

 +   Non-income producing security.
**   Aggregate cost for Federal income tax purposes is
     substantially the same.

     Abbreviation used in this schedule:
     ------------------------------------------------------------
     ADR -- American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                          FUNDAMENTAL VALUE PORTFOLIO

       SHARES                                     SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCK -- 96.5%
COMMINGLED FUND -- 0.9%
         300,000        Utilities Select Sector SPDR Fund*..........................  $  7,122,000
--------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 14.8%
AUTO COMPONENTS -- 0.6%
         441,400        Delphi Corp.................................................     4,714,152
--------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.7%
         296,900        Carnival Corp...............................................    13,954,300
--------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.5%
         310,000        Fleetwood Enterprises, Inc.+*...............................     4,510,500
--------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 0.2%
          51,500        IAC/InterActiveCorp+*.......................................     1,552,210
--------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 2.1%
         662,500        Hasbro, Inc.................................................    12,587,500
         250,000        Mattel, Inc.................................................     4,562,500
--------------------------------------------------------------------------------------------------
                                                                                        17,150,000
--------------------------------------------------------------------------------------------------
MEDIA -- 8.1%
         354,200        Comcast Corp., Special Class A Shares+......................     9,779,462
       1,073,600        Liberty Media Corp., Class A Shares+........................     9,651,664
          53,680        Liberty Media International, Inc., Class A Shares+*.........     1,991,528
         359,143        Metro-Goldwyn-Mayer Inc.+*..................................     4,345,630
         256,500        The News Corp. Ltd., Sponsored ADR*.........................     9,085,230
         830,700        Time Warner Inc.+...........................................    14,603,706
         214,700        Viacom Inc., Class B Shares.................................     7,669,084
         371,200        The Walt Disney Co..........................................     9,461,888
--------------------------------------------------------------------------------------------------
                                                                                        66,588,192
--------------------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.1%
         249,800        The Home Depot, Inc. .......................................     8,792,960
--------------------------------------------------------------------------------------------------
TEXTILES & APPAREL -- 0.5%
         298,400        Tommy Hilfiger Corp.+.......................................     4,517,776
--------------------------------------------------------------------------------------------------
                        TOTAL CONSUMER DISCRETIONARY................................   121,780,090
--------------------------------------------------------------------------------------------------
CONSUMER STAPLES -- 2.1%
BEVERAGES -- 0.9%
         144,500        PepsiCo, Inc. ..............................................     7,785,660
--------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILING -- 1.2%
         376,800        Safeway, Inc.+..............................................     9,548,112
--------------------------------------------------------------------------------------------------
                        TOTAL CONSUMER STAPLES......................................    17,333,772
--------------------------------------------------------------------------------------------------
ENERGY -- 5.9%
ENERGY EQUIPMENT & SERVICES -- 1.8%
         254,100        GlobalSantaFe Corp.*........................................     6,733,650
         275,400        Halliburton Co. ............................................     8,333,604
--------------------------------------------------------------------------------------------------
                                                                                        15,067,254
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                          FUNDAMENTAL VALUE PORTFOLIO

       SHARES                                     SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
OIL & GAS -- 4.1%
         149,000        Anadarko Petroleum Corp.*...................................  $  8,731,400
         115,000        ChevronTexaco Corp. ........................................    10,822,650
          82,800        Devon Energy Corp. .........................................     5,464,800
         115,300        Murphy Oil Corp. ...........................................     8,497,610
--------------------------------------------------------------------------------------------------
                                                                                        33,516,460
--------------------------------------------------------------------------------------------------
                        TOTAL ENERGY................................................    48,583,714
--------------------------------------------------------------------------------------------------
FINANCIALS -- 16.9%
BANKS -- 1.9%
         180,600        The Bank of New York Co., Inc. .............................     5,324,088
         200,000        Bank One Corp. .............................................    10,200,000
--------------------------------------------------------------------------------------------------
                                                                                        15,524,088
--------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 5.1%
         200,000        American Express Co. .......................................    10,276,000
         112,000        Assured Guaranty Ltd.+*.....................................     1,898,400
         226,600        J.P. Morgan Chase & Co. ....................................     8,785,282
         168,900        Merrill Lynch & Co., Inc. ..................................     9,117,222
          88,300        Morgan Stanley..............................................     4,659,591
         147,900        State Street Corp. .........................................     7,253,016
--------------------------------------------------------------------------------------------------
                                                                                        41,989,511
--------------------------------------------------------------------------------------------------
INSURANCE -- 9.9%
         134,000        Ambac Financial Group, Inc. ................................     9,840,960
         164,100        American International Group, Inc. .........................    11,697,048
         135,800        The Chubb Corp. ............................................     9,258,844
         192,415        CNA Surety Corp.+*..........................................     2,106,944
         101,300        The Hartford Financial Services Group, Inc. ................     6,963,362
         167,300        Marsh & McLennan Cos., Inc. ................................     7,592,074
         173,150        MBIA, Inc. .................................................     9,890,328
         143,100        MGIC Investment Corp. ......................................    10,855,566
          47,600        The PMI Group, Inc. ........................................     2,071,552
         235,100        Radian Group Inc. ..........................................    11,261,290
--------------------------------------------------------------------------------------------------
                                                                                        81,537,968
--------------------------------------------------------------------------------------------------
                        TOTAL FINANCIALS............................................   139,051,567
--------------------------------------------------------------------------------------------------
HEALTHCARE -- 13.3%
BIOTECHNOLOGY -- 1.7%
          70,200        Amgen Inc.+.................................................     3,830,814
         615,200        Aphton Corp.+...............................................     2,460,800
         294,400        Enzo Biochem, Inc.+*........................................     4,416,000
         377,000        Genelabs Technologies, Inc.+*...............................       870,870
         559,400        XOMA Ltd.+*.................................................     2,506,112
--------------------------------------------------------------------------------------------------
                                                                                        14,084,596
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                          FUNDAMENTAL VALUE PORTFOLIO

       SHARES                                     SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
HEALTHCARE PROVIDERS & SERVICES -- 2.7%
         288,100        McKesson Corp. .............................................  $  9,890,473
         200,000        UnitedHealth Group Inc. ....................................    12,450,000
--------------------------------------------------------------------------------------------------
                                                                                        22,340,473
--------------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 8.9%
         278,500        Abbott Laboratories.........................................    11,351,660
         206,500        Bentley Pharmaceuticals, Inc.+ *............................     2,837,310
         231,300        GlaxoSmithKline PLC, ADR....................................     9,589,698
         235,500        Johnson & Johnson...........................................    13,117,350
         284,800        Merck & Co. Inc. ...........................................    13,528,000
         419,000        Pfizer Inc. ................................................    14,363,320
         248,300        Wyeth.......................................................     8,978,528
--------------------------------------------------------------------------------------------------
                                                                                        73,765,866
--------------------------------------------------------------------------------------------------
                        TOTAL HEALTHCARE............................................   110,190,935
--------------------------------------------------------------------------------------------------
INDUSTRIALS -- 9.9%
AEROSPACE & DEFENSE -- 2.6%
         149,400        The Boeing Co. .............................................     7,632,846
         387,600        Raytheon Co. ...............................................    13,864,452
--------------------------------------------------------------------------------------------------
                                                                                        21,497,298
--------------------------------------------------------------------------------------------------
AIRLINES -- 1.5%
         141,900        AMR Corp.+*.................................................     1,718,409
         158,600        Continental Airlines, Inc., Class B Shares+*................     1,803,282
         252,800        Delta Air Lines, Inc. +*....................................     1,799,936
         137,100        Frontier Airlines, Inc.+*...................................     1,491,648
         155,600        Northwest Airlines Corp.+*..................................     1,730,272
         206,100        Southwest Airlines Co. .....................................     3,456,297
--------------------------------------------------------------------------------------------------
                                                                                        11,999,844
--------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 2.1%
         281,900        Sabre Holdings Corp., Class A Shares........................     7,811,449
         325,000        Waste Management, Inc. .....................................     9,961,250
--------------------------------------------------------------------------------------------------
                                                                                        17,772,699
--------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 0.9%
          81,100        Chicago Bridge & Iron Co. N.V., NY Shares...................     2,258,635
          63,400        Fluor Corp.*................................................     3,022,278
         235,700        The Shaw Group Inc.+*.......................................     2,387,641
--------------------------------------------------------------------------------------------------
                                                                                         7,668,554
--------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.4%
          50,000        Emerson Electric Co. .......................................     3,177,500
--------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.9%
         200,000        Honeywell International Inc. ...............................     7,326,000
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                          FUNDAMENTAL VALUE PORTFOLIO

       SHARES                                     SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
MACHINERY -- 1.5%
         102,000        Caterpillar Inc. ...........................................  $  8,102,880
          64,000        Deere & Co. ................................................     4,488,960
--------------------------------------------------------------------------------------------------
                                                                                        12,591,840
--------------------------------------------------------------------------------------------------
                        TOTAL INDUSTRIALS...........................................    82,033,735
--------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 18.1%
COMMUNICATIONS EQUIPMENT -- 4.8%
         363,700        3Com Corp.+.................................................     2,273,125
       2,559,000        Lucent Technologies Inc.+*..................................     9,673,020
         936,000        Motorola, Inc. .............................................    17,082,000
         718,300        Nokia Oyj, Sponsored ADR....................................    10,444,082
--------------------------------------------------------------------------------------------------
                                                                                        39,472,227
--------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.0%
          16,000        Socket Communications, Inc.+*...............................        45,760
--------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.3%
         426,900        Agilent Technologies, Inc.+.................................    12,499,632
       3,495,053        Solectron Corp.+*...........................................    22,612,993
--------------------------------------------------------------------------------------------------
                                                                                        35,112,625
--------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.5%
         666,600        RealNetworks, Inc.+*........................................     4,559,544
--------------------------------------------------------------------------------------------------
IT CONSULTING & SERVICES -- 2.0%
         285,300        SunGard Data Systems Inc.+..................................     7,417,800
         651,800        Unisys Corp.+...............................................     9,046,984
--------------------------------------------------------------------------------------------------
                                                                                        16,464,784
--------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.8%
         600,000        IKON Office Solutions, Inc.*................................     6,882,000
--------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.5%
         373,200        Intel Corp. ................................................    10,300,320
         148,200        Lattice Semiconductor Corp.+*...............................     1,038,882
       1,185,247        Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored
                        ADR+........................................................     9,849,399
         333,600        Texas Instruments Inc. .....................................     8,066,448
--------------------------------------------------------------------------------------------------
                                                                                        29,255,049
--------------------------------------------------------------------------------------------------
SOFTWARE -- 2.2%
          55,700        Actuate Corp.+..............................................       220,015
         774,500        Micromuse Inc.+*............................................     5,181,405
         433,700        Microsoft Corp. ............................................    12,386,472
--------------------------------------------------------------------------------------------------
                                                                                        17,787,892
--------------------------------------------------------------------------------------------------
                        TOTAL INFORMATION TECHNOLOGY................................   149,579,881
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                          FUNDAMENTAL VALUE PORTFOLIO

       SHARES                                     SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
MATERIALS -- 10.3%
CHEMICALS -- 3.1%
         205,100        Cabot Corp. ................................................  $  8,347,570
         169,400        Crompton Corp. .............................................     1,067,220
         234,800        The Dow Chemical Co. .......................................     9,556,360
         202,800        Engelhard Corp. ............................................     6,552,468
--------------------------------------------------------------------------------------------------
                                                                                        25,523,618
--------------------------------------------------------------------------------------------------
METALS & MINING -- 4.5%
         355,800        Alcoa Inc. .................................................    11,752,074
         259,000        Allegheny Technologies, Inc.*...............................     4,674,950
         326,600        Brush Engineered Materials Inc.+*...........................     6,172,740
         277,700        Newmont Mining Corp. .......................................    10,763,652
         212,700        RTI International Metals, Inc.+*............................     3,392,565
--------------------------------------------------------------------------------------------------
                                                                                        36,755,981
--------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 2.7%
         323,900        Georgia Pacific Corp. ......................................    11,977,822
         163,400        Weyerhaeuser Co. ...........................................    10,313,808
--------------------------------------------------------------------------------------------------
                                                                                        22,291,630
--------------------------------------------------------------------------------------------------
                        TOTAL MATERIALS.............................................    84,571,229
--------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 3.2%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.1%
         369,800        Nippon Telegraph and Telephone Corp., Sponsored ADR*........     9,925,432
         300,000        SBC Communications Inc. ....................................     7,275,000
--------------------------------------------------------------------------------------------------
                                                                                        17,200,432
--------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.1%
         412,700        Vodafone Group PLC, Sponsored ADR*..........................     9,120,670
--------------------------------------------------------------------------------------------------
                        TOTAL TELECOMMUNICATION SERVICES............................    26,321,102
--------------------------------------------------------------------------------------------------
UTILITIES -- 1.1%
ELECTRIC UTILITIES -- 0.1%
         220,500        Calpine Corp.+*.............................................       952,560
--------------------------------------------------------------------------------------------------
MULTI-UTILITIES -- 1.0%
         689,590        The Williams Cos., Inc. ....................................     8,206,121
--------------------------------------------------------------------------------------------------
                        TOTAL UTILITIES.............................................     9,158,681
--------------------------------------------------------------------------------------------------
                        TOTAL COMMON STOCK (Cost -- $656,057,052)...................   795,726,706
--------------------------------------------------------------------------------------------------
FOREIGN STOCK -- 2.0%
           1,115        Mitsubishi Toyoko Financial Group, Inc. ....................    10,299,053
         150,000        SONY CORP.*.................................................     5,638,118
          59,400        WGI Heavy Minerals, Inc.+...................................       363,330
--------------------------------------------------------------------------------------------------
                        TOTAL FOREIGN STOCK (Cost -- $12,536,908)...................    16,300,501
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                          FUNDAMENTAL VALUE PORTFOLIO

      FACE
     AMOUNT                                    SECURITY                                VALUE
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.5%
     $12,607,000        The Goldman Sachs Group, Inc. dated 6/30/04, 1.500% due
                          7/1/04; Proceeds at maturity -- $12,607,525; (Fully
                          collateralized by U.S. Treasury Notes and Bonds, 1.125% to
                          6.000% due 6/30/05 to 2/15/26; Market
                          value -- $12,859,153) (Cost -- $12,607,000)...............  $ 12,607,000
--------------------------------------------------------------------------------------------------
                        TOTAL INVESTMENTS -- 100.0% (Cost -- $681,200,960**)........  $824,634,207
--------------------------------------------------------------------------------------------------
LOANED SECURITIES COLLATERAL
      85,758,850        State Street Navigator Securities Lending Trust Prime
                        Portfolio (Cost -- $85,758,850).............................  $ 85,758,850
--------------------------------------------------------------------------------------------------

 *  All or a portion of this security is on loan (See Note 6).
 +  Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

    Abbreviation used in this schedule:
    ADR -- American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

--------------------------------------------------------------------------------
 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA          --   Bonds rated "AAA" have the highest rating assigned by
                  Standard & Poor's. Capacity to pay interest and repay
                  principal is extremely strong.

AA           --   Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A            --   Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and
                  economic conditions than bonds in higher rated categories.

BB, B,       --   Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on
CCC,              balance, as predominantly speculative with respect to the
CC and C          issuer's capacity to pay interest and repay principal in
                  accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some
                  quality and protective characteristics, these are
                  outweighted by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Ba", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa          --   Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are
                  generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin
                  and principal is secure. While the various protective
                  elements are likely to change, such changes as can be
                  visualized are most unlikely to impair the fundamentally
                  strong position of such issues.

Aa           --   Bonds rated "Aa" are judged to be of high quality by all
                  standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated
                  lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of
                  protective elements may be of greater amplitude or there may be other elements present which make the long-term risks
                  appear somewhat larger than in "Aaa" securities.

A            --   Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations.
                  Factors giving security to principal and interest are
                  considered adequate but elements may be present which
                  suggest a susceptibility to impairment some time in the
                  future.

Baa          --   Bonds rated "Baa" are considered to be medium grade
                  obligations, i.e., they are neither highly protected nor
                  poorly secured. Interest payments and principal security
                  appear adequate for the present but certain protective
                  elements may be lacking or may be characteristically
                  unreliable over any great length of time. Such bonds lack
                  outstanding investment characteristics and in fact have
                  speculative characteristics as well.

Ba           --   Bonds rated "Ba" are judged to have speculative elements:
                  their future cannot be considered as well assured. Often the protection of interest and principal payments may be very
                  moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position
                  characterizes bonds in this class.

NR           --   Indicates that the bond is not rated by Standard & Poor's or
                  Moody's.

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  JUNE 30, 2004

                                                              INTERMEDIATE                    FUNDAMENTAL
                                                               HIGH GRADE     APPRECIATION       VALUE
                                                               PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost.....................................    $2,752,580     $640,420,553    $681,200,960
  Loaned securities collateral, at cost (Note 6)...........            --               --      85,758,850
----------------------------------------------------------------------------------------------------------
  Investments, at value....................................    $2,876,795     $788,919,675    $824,634,207
  Loaned securities collateral, at value (Note 6)..........            --               --      85,758,850
  Cash.....................................................            --               --             437
  Dividends and interest receivable........................        44,871          623,315         856,350
  Receivable for securities sold...........................            --        1,313,632       1,316,846
  Receivable for Fund shares sold..........................            --            7,339         438,360
----------------------------------------------------------------------------------------------------------
  TOTAL ASSETS.............................................     2,921,666      790,863,961     913,005,050
----------------------------------------------------------------------------------------------------------
LIABILITIES:
  Bank overdraft...........................................        56,992            6,879              --
  Payable for Fund shares reacquired.......................         3,886          424,693          15,951
  Investment advisory fees payable.........................           883          350,807         360,724
  Administration fees payable..............................           522          127,525         131,685
  Payable for securities purchased.........................            --        1,814,862         776,081
  Payable for loaned securities collateral (Note 6)........            --               --      85,758,850
  Accrued expenses.........................................        13,327           43,652          41,464
----------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES........................................        75,610        2,768,418      87,084,755
----------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS...........................................    $2,846,056     $788,095,543    $825,920,295
----------------------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest...............    $      319     $     35,064    $     39,273
  Capital paid in excess of par value......................     3,217,340      691,231,273     668,331,769
  Undistributed (overdistributed) net investment income....        (4,993)       2,284,447       1,816,538
  Accumulated net realized gain (loss) from investment
     transactions and futures contracts....................      (490,825)     (53,954,671)     12,301,308
  Net unrealized appreciation of investments and foreign
     currencies............................................       124,215      148,499,430     143,431,407
----------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS...........................................    $2,846,056     $788,095,543    $825,920,295
----------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING.........................................       319,262       35,064,140      39,273,490
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, PER SHARE.................................         $8.91           $22.48          $21.03
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS (UNAUDITED)     FOR THE SIX MONTHS ENDED JUNE 30, 2004

                                                                INTERMEDIATE                    FUNDAMENTAL
                                                                 HIGH GRADE     APPRECIATION       VALUE
                                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest..................................................      $ 72,103      $   316,404     $   189,473
  Dividends.................................................            --        4,921,189       4,718,607
  Less: Foreign withholding tax.............................            --          (27,607)        (66,852)
-----------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME...................................        72,103        5,209,986       4,841,228
-----------------------------------------------------------------------------------------------------------
EXPENSES:
  Audit and legal...........................................         9,389           12,963          13,024
  Investment advisory fees (Note 2).........................         5,931        2,083,791       2,157,892
  Custody...................................................         5,224           21,818          26,506
  Administration fees (Note 2)..............................         2,965          757,742         784,688
  Transfer agency services..................................         2,501            2,503           2,500
  Shareholder communications................................           988           23,221          25,209
  Trustees' fees............................................           691            5,194           5,351
  Other.....................................................           598            7,115           4,572
-----------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES............................................        28,287        2,914,347       3,019,742
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME.......................................        43,816        2,295,639       1,821,486
-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS AND FOREIGN CURRENCIES (NOTE 3 AND 4):
  Realized Gain (Loss) From:
     Investment transactions................................            --        7,417,600      30,966,337
     Futures contracts......................................            --        1,396,897              --
     Foreign currency transactions..........................            --              471          (1,737)
-----------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN.........................................            --        8,814,968      30,964,600
-----------------------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation From:
     Investments............................................       (68,081)      13,394,350       2,316,228
     Foreign currencies.....................................            --             (173)         (1,840)
-----------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET UNREALIZED APPRECIATION........       (68,081)      13,394,177       2,314,388
-----------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND
  FOREIGN CURRENCIES........................................       (68,081)      22,209,145      33,278,988
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...........      $(24,265)     $24,504,784     $35,100,474
-----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 2003

                                                                INTERMEDIATE HIGH GRADE
                                                                       PORTFOLIO
                                                                ------------------------
                                                                   2004          2003
----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.....................................    $   43,816    $  106,967
  Net realized gain.........................................            --         4,828
  Decrease in net unrealized appreciation...................       (68,081)      (59,671)
----------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.........       (24,265)       52,124
----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................            --      (131,492)
----------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
     SHAREHOLDERS...........................................            --      (131,492)
----------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares..........................         1,421       100,554
  Net asset value of shares issued for reinvestment of
     dividends..............................................            --       131,492
  Cost of shares reacquired.................................      (203,008)     (746,606)
----------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS.......      (201,587)     (514,560)
----------------------------------------------------------------------------------------
DECREASE IN NET ASSETS......................................      (225,852)     (593,928)
NET ASSETS:
  Beginning of period.......................................     3,071,908     3,665,836
----------------------------------------------------------------------------------------
  END OF PERIOD*............................................    $2,846,056    $3,071,908
----------------------------------------------------------------------------------------
* Includes overdistributed net investment income of:........       $(4,993)     $(48,809)
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 2003

                                                                   APPRECIATION PORTFOLIO
                                                                ----------------------------
                                                                    2004            2003
--------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.....................................    $  2,295,639    $  4,447,539
  Net realized gain.........................................       8,814,968         302,425
  Increase in net unrealized appreciation...................      13,394,177     133,084,770
--------------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS....................      24,504,784     137,834,734
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................        (371,463)     (4,241,611)
--------------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
     SHAREHOLDERS...........................................        (371,463)     (4,241,611)
--------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares..........................      46,849,957      73,719,235
  Net asset value of shares issued for reinvestment of
     dividends..............................................         371,463       4,241,611
  Cost of shares reacquired.................................     (13,159,286)    (30,308,529)
--------------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS.......      34,062,134      47,652,317
--------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS......................................      58,195,455     181,245,440
NET ASSETS:
  Beginning of period.......................................     729,900,088     548,654,648
--------------------------------------------------------------------------------------------
  END OF PERIOD*............................................    $788,095,543    $729,900,088
--------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:..........      $2,284,447        $359,800
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 2003

                                                                FUNDAMENTAL VALUE PORTFOLIO
                                                                ----------------------------
                                                                    2004            2003
--------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.....................................    $  1,821,486    $  3,964,479
  Net realized gain.........................................      30,964,600      11,115,422
  Increase in net unrealized appreciation...................       2,314,388     175,156,933
--------------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS....................      35,100,474     190,236,834
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................        (297,713)     (3,785,732)
--------------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
     SHAREHOLDERS...........................................        (297,713)     (3,785,732)
--------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares..........................      73,988,868      88,748,416
  Net asset value of shares issued for reinvestment of
     dividends..............................................         297,713       3,785,732
  Cost of shares reacquired.................................     (17,090,348)    (18,010,407)
--------------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS.......      57,196,233      74,523,741
--------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS......................................      91,998,994     260,974,843
NET ASSETS:
  Beginning of period.......................................     733,921,301     472,946,458
--------------------------------------------------------------------------------------------
  END OF PERIOD*............................................    $825,920,295    $733,921,301
--------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:..........      $1,816,538        $294,502
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
     1.  SIGNIFICANT ACCOUNTING POLICIES

     The Intermediate High Grade, Appreciation and Fundamental Value Portfolios ("Funds") are separate investment funds of the Greenwich Street Series Fund ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Trust can be acquired through investing in an individual flexible premium deferred combination fixed and variable annuity contract or a certificate evidencing interest in a master group flexible premium deferred annuity offered by certain insurance companies. The Trust offers seven other separate investment funds: Salomon Brothers Variable Money Market Fund, Diversified Strategic Income Portfolio, Salomon Brothers Variable All Cap Value Fund, Equity Index Portfolio, Salomon Brothers Variable Growth & Income Fund, Salomon Brothers Variable Aggressive Growth Fund (formerly known as Salomon Brothers Variable Emerging Growth Fund) and Salomon Brothers Variable International Equity Fund. The financial statements and financial highlights for the other funds are presented in a separate shareholder report. The Funds and the other investment funds of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including the affiliates of the investment manager.

     The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date;
(b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at the mean between the quoted bid and asked prices; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates; over-the-counter securities are valued on the basis of the bid price at the close of business on each day; U.S. government and agency obligations are valued at the average between the bid and the asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded by the Funds on the ex-dividend date; the Funds distribute dividends and capital gains, if any, at least annually; (i) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP;
(k) each Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     2. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS

     The Trust, on behalf of the Funds, has entered into an investment advisory agreement ("Advisory Agreement") with Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"). Under the Advisory Agreement, the Intermediate High Grade, Appreciation and Fundamental Value Portfolios each pay an investment advisory fee calculated at the annual rates of 0.40%, 0.55% and 0.55%, respectively, of the value of each Fund's average daily net assets. These fees are calculated daily and paid monthly.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     The Trust, on behalf of the Funds, has entered into an administration agreement with SBFM. Under the agreement, each Fund pays an administration fee calculated at the annual rate of 0.20% of each Fund's respective average daily net assets. These fees are calculated daily and paid monthly.

     Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. PFPC Inc. ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended June 30, 2004, each Fund paid transfer agent fees of $2,500 to CTB.

     For the six months ended June 30, 2004, Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, and its affiliates received brokerage commissions of $5,383 and $19,355 for the Appreciation and Fundamental Value Portfolios, respectively.

     No officer, Trustee or employee of Citigroup or its affiliates receives any compensation from the Trust for serving as a Trustee or officer of the Trust.

     All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

     3.  INVESTMENTS

     During the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                                                                PURCHASES          SALES
---------------------------------------------------------------------------------------------
Intermediate High Grade Portfolio...........................  $          --    $     175,000
Appreciation Portfolio......................................    125,418,131       92,091,558
Fundamental Value Portfolio.................................    196,467,403      146,796,789
---------------------------------------------------------------------------------------------

     At June 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                                           NET UNREALIZED
                                                             APPRECIATION   DEPRECIATION    APPRECIATION
---------------------------------------------------------------------------------------------------------
Intermediate High Grade Portfolio..........................  $    95,828    $   (30,979)    $     64,849
Appreciation Portfolio.....................................  152,487,707     (3,988,585)     148,499,122
Fundamental Value Portfolio................................  159,734,069    (16,300,822)     143,433,247
---------------------------------------------------------------------------------------------------------

     4.  FUTURES CONTRACTS

     The Funds may from time to time enter into futures contracts.

     Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

     The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

     At June 30, 2004, the Funds did not have any open futures contracts.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     5.  REPURCHASE AGREEMENTS

     When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

     At June 30, 2004, the Intermediate High Grade Portfolio did not have any repurchase agreements outstanding.

     6.  LENDING OF SECURITIES

     The Funds have an agreement with the custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Fees earned by the Funds on securities lending are recorded in interest income. Loans of securities by the Funds are collateralized by cash, U.S. Government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral.

     At June 30, 2004, the Fundamental Value Portfolio loaned securities having a market value of $83,352,613 and received cash collateral amounting to $85,758,850 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

     Income earned by the Fundamental Value Portfolio from securities lending during the six months ended June 30, 2004 was $93,352.

     At June 30, 2004, the Intermediate High Grade and Appreciation Portfolios did not have any securities on loan.

     7.  SHARES OF BENEFICIAL INTEREST

     At June 30, 2004, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares for each Fund were as follows:

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2004     DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------
INTERMEDIATE HIGH GRADE PORTFOLIO
Shares sold.................................................            158             10,856
Shares issued on reinvestment...............................             --             14,630
Shares reacquired...........................................        (22,577)           (80,434)
--------------------------------------------------------------------------------------------------
Net Decrease................................................        (22,419)           (54,948)
--------------------------------------------------------------------------------------------------
APPRECIATION PORTFOLIO
Shares sold.................................................      2,114,516          3,763,256
Shares issued on reinvestment...............................         16,635            195,902
Shares reacquired...........................................       (593,966)        (1,641,153)
--------------------------------------------------------------------------------------------------
Net Increase................................................      1,537,185          2,318,005
--------------------------------------------------------------------------------------------------
FUNDAMENTAL VALUE PORTFOLIO
Shares sold.................................................      3,564,190          5,068,006
Shares issued on reinvestment...............................         14,286            190,014
Shares reacquired...........................................       (848,902)        (1,191,792)
--------------------------------------------------------------------------------------------------
Net Increase................................................      2,729,574          4,066,228
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     8.  ADDITIONAL INFORMATION

     Citigroup has been notified by the Staff of the Securities and Exchange Commission ("SEC") that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust Bank ("CTB"), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Funds. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds. On August 12, 2004, CAM paid each Fund their allocable share of the amount described above through a waiver of their fees. The amount paid to each Fund is as follows:

--------------------------------------------------------------------
Appreciation Portfolio......................................  $1,772
Intermediate High Grade Portfolio...........................  $1,772
Fundamental Value Portfolio.................................  $1,772
--------------------------------------------------------------------

     9.  LEGAL MATTERS

     Class action lawsuits have been filed against Citigroup Global Markets Inc. (the "Distributor") and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc. (the "Advisers"), substantially all of the mutual funds managed by the Advisers (the "Funds"), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

     Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     10.  SUBSEQUENT EVENTS

     The Board of Trustees of the Trust, on behalf of the Appreciation Portfolio and Fundamental Value Portfolio, has approved amendments to the advisory and administration agreement between the Trust and Smith Barney Fund Management LLC. Effective August 1, 2004, the advisory fee and administration fee, each of which is calculated daily and payable monthly, will be reduced from 0.55% and 0.20%, respectively, of the Fund's average daily net assets to a fee calculated at the annual rates in accordance with the following schedule:

                                                              INVESTMENT
                                                               ADVISORY    ADMINISTRATION
                  AVERAGE DAILY NET ASSETS                     FEE RATE       FEE RATE
-----------------------------------------------------------------------------------------
APPRECIATION PORTFOLIO
Up to $250 million..........................................    0.550%         0.200%
Next $250 million...........................................    0.513          0.187
Next $500 million...........................................    0.476          0.174
Next $1 billion.............................................    0.439          0.161
Next $1 billion.............................................    0.402          0.148
Over $3 billion.............................................    0.365          0.135
-----------------------------------------------------------------------------------------
FUNDAMENTAL VALUE PORTFOLIO
Up to $1.5 billion..........................................    0.550%         0.200%
Next $0.5 billion...........................................    0.500          0.200
Next $0.5 billion...........................................    0.490          0.160
Next $1 billion.............................................    0.460          0.140
Over $3.5 billion...........................................    0.380          0.120
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

INTERMEDIATE HIGH GRADE PORTFOLIO        2004(1)         2003        2002(2)       2001(2)       2000(2)         1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................         $8.99         $9.24         $9.61         $9.74         $9.69        $10.90
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(3).........          0.13          0.32          0.30          0.46          0.54          0.77
  Net realized and unrealized
     gain (loss)(3)................         (0.21)        (0.17)         0.48          0.23          0.35         (1.17)
-----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations.......................         (0.08)         0.15          0.78          0.69          0.89         (0.40)
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income............            --         (0.40)        (1.15)        (0.82)        (0.84)        (0.81)
-----------------------------------------------------------------------------------------------------------------------
Total Distributions................            --         (0.40)        (1.15)        (0.82)        (0.84)        (0.81)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.....         $8.91         $8.99         $9.24         $9.61         $9.74         $9.69
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)....................         (0.89)%++      1.63%         8.35%         7.39%         9.83%        (3.69)%
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)...        $2,846        $3,072        $3,666        $4,571        $6,558        $8,821
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses.........................          1.91%+        1.74%         2.02%         1.19%         0.98%         1.22%
  Net investment income(3).........          2.96+         3.10          3.14          4.63          5.72          5.46
-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE............             0%            6%           27%           57%           42%           71%
-----------------------------------------------------------------------------------------------------------------------

APPRECIATION PORTFOLIO                   2004(1)         2003        2002(2)       2001(2)       2000(2)         1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................         21.77        $17.58        $21.66        $22.81        $23.39        $21.16
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income............          0.07          0.14          0.13          0.18          0.27          0.13
  Net realized and unrealized
     gain (loss)...................          0.65          4.18         (3.92)        (1.09)        (0.37)         2.62
-----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations.......................          0.72          4.32         (3.79)        (0.91)        (0.10)         2.75
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income............         (0.01)        (0.13)        (0.29)        (0.24)        (0.17)        (0.16)
  Net realized gains...............            --            --            --            --         (0.31)        (0.36)
-----------------------------------------------------------------------------------------------------------------------
Total Distributions................         (0.01)        (0.13)        (0.29)        (0.24)        (0.48)        (0.52)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.....        $22.48        $21.77        $17.58        $21.66        $22.81        $23.39
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)....................          3.31%++      24.56%       (17.53)%       (3.97)%       (0.41)%       13.12%
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
  (MILLIONS).......................          $788          $730          $549          $638          $611          $529
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses.........................          0.77%+        0.77%         0.77%         0.77%         0.78%         0.79%
  Net investment income............          0.61+         0.73          0.67          0.83          1.18          1.18
-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE............            13%           41%           71%           59%           64%           53%
-----------------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2004 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, the net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets would have been $0.50, $0.19 and 5.06%, respectively. Per share information, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(4) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

FUNDAMENTAL VALUE PORTFOLIO          2004(1)       2003      2002(2)       2001        2000        1999
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................    $20.08      $14.56      $19.08      $22.55      $20.14      $17.55
---------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income............      0.05        0.11        0.11        0.08        0.20        0.42
  Net realized and unrealized
     gain (loss)...................      0.91        5.51       (4.16)      (1.22)       3.73        3.37
---------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations.......................      0.96        5.62       (4.05)      (1.14)       3.93        3.79
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income............     (0.01)      (0.10)      (0.18)      (0.15)      (0.39)      (0.48)
  Net realized gains...............        --          --       (0.29)      (2.18)      (1.13)      (0.72)
---------------------------------------------------------------------------------------------------------
Total Distributions................     (0.01)      (0.10)      (0.47)      (2.33)      (1.52)      (1.20)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.....    $21.03      $20.08      $14.56      $19.08      $22.55      $20.14
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3) ...................      4.77%++    38.64%     (21.30)%     (5.27)%     20.47%      22.02%
---------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
  (MILLIONS).......................      $826        $734        $473        $473        $358        $330
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses.........................      0.77%+      0.77%       0.78%       0.77%       0.79%       0.79%
  Net investment income............      0.46+       0.71        0.68        0.64        0.83        2.07
---------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE............        19%         18%         20%         32%         36%         41%
---------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2004 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

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

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

GREENWICH STREET SERIES FUND
--------------------------------------------------------------------------------

TRUSTEES                                    INVESTMENT ADVISER AND
                                            ADMINISTRATOR
Dwight B. Crane
Burt N. Dorsett                             Smith Barney Fund Management LLC
R. Jay Gerken, CFA
  Chairman                                  CUSTODIAN
Elliot S. Jaffe
Stephen E. Kaufman                          State Street Bank and Trust Company
Joseph J. McCann*
Cornelius C. Rose, Jr.                      TRANSFER AGENT
                                            Citicorp Trust Bank, fsb.
OFFICERS

R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

James M. Giallanza**
Chief Financial Officer
and Treasurer

Harry D. Cohen
Vice President and
Investment Officer

Scott Glasser
Vice President and
Investment Officer

John G. Goode
Vice President and
Investment Officer

Eugene J. Kirkwood
Vice President and
Investment Officer

Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer and
Chief Compliance Officer***

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and Chief Legal Officer

---------------

  * Mr. McCann became Trustee Emeritus on June 30, 2004.

 ** As of August 5, 2004.

*** Chief Compliance Officer as of July 14, 2004.

GREENWICH STREET SERIES FUND
--------------------------------------------------------------------------------

APPRECIATION PORTFOLIO

FUNDAMENTAL VALUE PORTFOLIO

INTERMEDIATE HIGH GRADE PORTFOLIO

The Funds are separate investment funds of the Greenwich Street Series Fund, a Massachusetts business trust.

                                        This report is submitted for the general information of the owners of the Greenwich Street Series Fund.

                                        Beginning August 31, 2004, information
                                        on how the Fund voted proxies relating
                                        to portfolio securities during the 12
                                        months period ended June 30, 2004 will
                                        be available (1) without charge, upon
                                        request, by calling 1-800-451-2010 and
                                        (2) on the SEC's web site at
                                        www.sec.gov.

                                        A description of the policies and
                                        procedures that the Funds use to
                                        determine how to vote proxies relating
                                        to portfolio securities is available
                                        without charge, upon request, by
                                        telephoning the Funds (toll free) at
                                        1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.

                                        S-6225-1 N (8/04)                04-7063

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

         (a)      Not Applicable.

         (b)      Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

GREENWICH STREET SERIES FUND

By: /s/ R. Jay Gerken
    -----------------
    R. Jay Gerken
    Chief Executive Officer of
    GREENWICH STREET SERIES FUND

Date: September 7,2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
    -----------------
    (R. Jay Gerken)
    Chief Executive Officer of
    GREENWICH STREET SERIES FUND

Date: September 7,2004

By: /s/ Andrew B. Shoup
    ------------------
    (Andrew B. Shoup)
    Chief Administrative Officer of
    GREENWICH STREET SERIES FUND

Date: September 7,2004